Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and equivalents	$ 974,799	$ 350,339
Accounts receivable	138,639	112,209
Interest receivable	135,163	139,441
Current maturities of mortgage loans receivable, net of allowance of $16,711 and $28,574 and deferred origination fees of $30,010 and $39,965 at September. 30, 2011 and December 31, 2010, respectively	564,825	1,193,149
Current maturities of bond portfolio, at fair value	872,000	627,000
Prepaid expenses	11,727	7,407
Total current assets	2,697,153	2,429,545
Mortgage Loans Receivable, net of current maturities, allowance of$814,621 and $683,255 and deferred origination fess of $527,403 and $532,873 at September 30, 2011 and December 31, 2010	28,470,124	28,952,689
Bond Portfolio, at fair value, net of current maturities	9,282,352	9,650,849
Real Estate Held for Sale	790,082	727,532
Deferred Offering Costs, net of accumulated amortization of $793,714 and $705,923 at September30, 2011 and December 31, 2010 respectively	845,444	845,694
Total Assets	42,085,155	42,606,309
Current Liabilities
Current maturities of secured investor certificates	573,000	902,000
Line of credit	800,000	1,416,000
Accounts payable	260,039	37,364
Management fee payable		22,357
Dividends payable	163,823	194,311
Total current liabilities	1,796,862	2,572,032
Deposit on real estate held for sale	52,300	45,000
Secured Investor Certificates, Series B, net of current maturities	18,434,000	18,307,000
Secured Investor Certificates, Series C	6,072,000	5,134,000
Total liabilities	26,355,162	26,058,032
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,940,338 shares at September 30, 2011 and 1,943,107 at December 31, 2010	18,333	19,431
Additional paid-in capital	19,733,946	20,175,331
Accumulated deficit	(4,022,286)	(3,646,485)
Total stockholders' equity	15,729,993	16,548,277
Total Liabilities and Stockholders' Equity	$ 42,085,155	$ 42,606,309